Convertible Preferred Stock (Details) - Xos, Inc. [Member] - USD ($) $ in Millions	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock (Details) [Line Items]
Convertible notes principal value	$ 21.5
Accrued interest	$ 2.5
Number of preferred shares (in Shares)	21,570,308
Fair value of non-voting shares, percentage		3.00%
Percentage of non-cumulative dividend rate		8.00%	8.00%
Preferred shares issued		$ 68.1
2020 Series A Financing [Member]
Convertible Preferred Stock (Details) [Line Items]
Convertible preferred stock, description	the Company executed a financing round and issued Series A preferred shares (the “2020 Series A Financing’’). The 2020 Series A Financing included the authorization of 25,794,475 shares of preferred stock in classes A through A-10. Class A was allocated to investors who contributed new money to the Company, while Class A-1 through A-10 were issued in exchange to convertible note holders. As part of this raise, 1,411,764 of preferred Class A shares and one warrant exercisable for 319,411 of preferred Class A shares were issued for aggregate cash proceeds of $9.6 million and a subscription receivable for $2.4 million. During the 1st half of 2021, the Company issued an additional 3,739,846 Class A shares raising $31.8 million in incremental cash proceeds, and the conversion of the $30,000 SAFE Note.